Retirement Plans - Defined Benefit Plans - Reconciliation of Projected Benefit Obligation and Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in Projected Benefit Obligation:
Benefit obligation at beginning of fiscal year	$ 67,686	$ 47,131
Service cost	7,082	6,693	6,107
Interest cost	2,876	2,521	2,088
Actuarial loss	4,915	10,647
Benefits paid	(1,560)	(793)
Curtailment	945	1,487
Benefit obligation at end of fiscal year	81,944	67,686	47,131
Change in Plan Assets:
Plan assets at fair value at beginning of fiscal year	38,883	29,258
Actual net return (loss) on plan assets	3,520	801
Employer contributions	10,685	9,617	4,900
Benefits paid	(1,560)	(793)
Plan assets at fair value at end of fiscal year	51,528	38,883	29,258
Unfunded projected benefit obligation recognized in other liabilities on the consolidated balance sheets	$ (30,416)	$ (28,803)